RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 2013 and prior initiatives	Mar. 31, 2014 Workforce reductions item	Dec. 31, 2013 Workforce reductions item	Dec. 31, 2012 Workforce reductions	Dec. 31, 2011 Workforce reductions	Mar. 31, 2014 Workforce reductions 2013 and prior initiatives	Dec. 31, 2010 Demolition and decommissioning	Mar. 31, 2014 Demolition and decommissioning 2013 and prior initiatives	Mar. 31, 2014 Non-cancelable lease and contract termination costs	Dec. 31, 2013 Non-cancelable lease and contract termination costs	Dec. 31, 2011 Non-cancelable lease and contract termination costs	Dec. 31, 2010 Non-cancelable lease and contract termination costs	Mar. 31, 2014 Non-cancelable lease and contract termination costs 2013 and prior initiatives	Dec. 31, 2012 Other restructuring costs	Mar. 31, 2014 Other restructuring costs	Dec. 31, 2013 Other restructuring costs	Dec. 31, 2010 Other restructuring costs	Mar. 31, 2014 Other restructuring costs 2013 and prior initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 113	$ 105	$ 105	$ 92	$ 49		$ 52	$ 90	$ 73	$ 36		$ 1		$ 60	$ 15	$ 17	$ 7		$ 2	$ 1	$ 1	$ 5
Restructuring charges						41					33		2	2				4					2
Reversal of reserves no longer required	(4)	(7)	(26)	(16)	(5)		(4)	(22)	(15)	(5)					(4)				(1)
Restructuring payments						(24)					(17)		(2)					(3)					(2)
Accrued liabilities at the end of the period	$ 126		$ 113	$ 105	$ 92		$ 64	$ 52	$ 90	$ 73		$ 1		$ 61	$ 60	$ 17	$ 7			$ 1	$ 1	$ 5
Number of positions terminated							483	403
Number of positions not terminated							415	324